Submission	Sep. 05, 2024
Submission [Line Items]
Central Index Key	0000310764
Registrant Name	STRYKER CORP
Registration File Number	333-275853
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES